Organization and principal activities	12 Months Ended
Dec. 31, 2022
Organization and principal activities
Organization and principal activities

1.    Organization and principal activities

(a)    Principal Activities

Tuya Inc. (the “Company”) was incorporated under the laws of the Cayman Islands on August 28, 2014, as an exempted company with limited liability. The Company and its subsidiaries and consolidated variable interest entity (“VIE”) (collectively referred to as the “Group”) are principally engaged in offering PaaS (Platform-as-a-Service) to business customers developing IoT (Internet of Things) devices, including brands and their OEMs (original equipment manufacturer). Also, the Group offers Industry SaaS (Software-as-a-Service) and cloud-based value-added services to its customers. The Group also sells finished smart devices powered by Tuya purchased from qualified OEMs (the “Smart device distribution”).

(b)    History of the Group

Prior to the incorporation of Tuya Inc. in August 2014, the Group commenced its initial operations through Hangzhou Tuya Technology Co., Ltd. (“Hangzhou Tuya Technology”), which was established on June 16, 2014 by Wang Xueji and another individual. After a series of agreements, Hangzhou Tuya Technology was owned by Wang Xueji and other four individuals (collectively, the “Registered Shareholders”) together with two unrelated investors of Series Angel financing (the “Non-Registered Shareholders VIE Investors”) by August 2014. In December 2014, Hangzhou Tuya Information Technology Co., Ltd. (“the WFOE”) was established after the incorporation of Tuya Inc. The Group then entered into a series of contractual arrangements among the WFOE, Hangzhou Tuya Technology and Hangzhou Tuya Technology’s shareholders in December 2014, and thereafter Hangzhou Tuya Technology (the “VIE”) became the variable interest entity of the Group. After the completion of this transaction, the Group’s consolidated financial statements include the financial statements of the Company, its subsidiaries and the consolidated VIE. In 2019, the VIE agreements were amended to modify the VIE’s shareholders list and equity interest of each shareholder as a result of the change in registered share capital of the VIE and the exit of Non-Registered Shareholders VIE Investors as the VIE’s shareholders. The contractual arrangements were further amended in January 2022. The amendments discussed herein did not impact the VIE accounting treatment discussed further in Note 2(b).

As of December 31, 2021 and 2022, the Company’s principal subsidiaries and consolidated VIE are as follows:

	Date of	Place of	Percentage of direct		Principal
Name of subsidiaries	incorporation	incorporation	or indirect ownership		activities
			December 31,
			2021	2022
Tuya (HK) Limited	September 12, 2014	Hong Kong, China	100%	100%	Investment holding and business development
Hangzhou Tuya Information Technology Co., Ltd.	December 5, 2014	Hangzhou, China	100%	100%	Sales of IoT PaaS, Smart devices, SaaS and Others and research and development
Tuya Smart Inc.	July 19, 2019	Delaware, United States	100%	100%	Business development
Tuya Global Inc.	July 22, 2015	California, United States	100%	100%	Business development
Tuya smart (India) Private Limited	January 31, 2019	Gurgaon, India	100%	100%	Business development
Tuya smart (Colombia) S.A.S	July 2, 2019	Medellin, Colombia	100%	100%	Business development
Tuya GmbH	May 13, 2019	Hamburg, Germany	100%	100%	Business development
Tuya Japan Co., Ltd.	January 23, 2019	Tokyo, Japan	100%	100%	Business development
Zhejiang Tuya Smart Electronics Co., Ltd.	May 9, 2020	Hangzhou, China	100%	100%	Sales of Smart devices

	Date of	Place of	Economic		Principal
Name of VIE	incorporation	incorporation	interest held		activities
			December 31,
			2021	2022
Hangzhou Tuya Technology Co., Ltd.	June 16, 2014	Hangzhou, China	100%	100%	No substantial business

The VIE operated de minimis business activities and had no material impact on the Company’s financial position, results of operations or cash flows for the years ended December 31, 2020, 2021 and 2022.

(c)    COVID-19 impact and liquidity

For the year ended December 31, 2022, the Group’s financial performance was impacted by COVID-19 and its impact to commercial activities in China. For the year ended December 31, 2021, the Group’s financial performance was not significantly impacted by COVID-19. Prospective impacts to the Group and its financial results relating to the pandemic will depend on future developments, which are highly uncertain and cannot be predicted at this time. Based on the assessment on the Group’s liquidity and financial positions, the Group believes that its current cash and cash equivalents and short-term investments will be sufficient to enable it to meet its anticipated working capital requirements and capital expenditures for at least the next twelve months from the date these consolidated financial statements are issued.